American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2024

VP Balanced - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 61.8%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	2,317	1,053,934
Air Freight and Logistics — 0.6%
FedEx Corp.	2,721	788,383
United Parcel Service, Inc., Class B	10,681	1,587,517
		2,375,900
Automobile Components — 0.4%
Aptiv PLC(1)	19,345	1,540,829
Automobiles — 0.5%
Tesla, Inc.(1)	10,308	1,812,043
Banks — 2.1%
Bank of America Corp.	57,961	2,197,881
JPMorgan Chase & Co.	19,758	3,957,527
Regions Financial Corp.	83,543	1,757,745
		7,913,153
Beverages — 0.7%
PepsiCo, Inc.	16,104	2,818,361
Biotechnology — 1.5%
AbbVie, Inc.	16,484	3,001,736
Amgen, Inc.	5,724	1,627,448
Vertex Pharmaceuticals, Inc.(1)	2,122	887,017
		5,516,201
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	43,371	7,823,261
Building Products — 0.9%
Johnson Controls International PLC	33,917	2,215,459
Masco Corp.	14,832	1,169,948
		3,385,407
Capital Markets — 2.5%
Ameriprise Financial, Inc.	3,314	1,452,990
BlackRock, Inc.	2,067	1,723,258
Intercontinental Exchange, Inc.	7,556	1,038,421
Morgan Stanley	30,957	2,914,911
S&P Global, Inc.	5,427	2,308,917
		9,438,497
Chemicals — 1.2%
Ecolab, Inc.	7,010	1,618,609
Linde PLC	5,906	2,742,274
		4,360,883
Communications Equipment — 0.6%
Cisco Systems, Inc.	48,540	2,422,631
Consumer Finance — 0.4%
American Express Co.	6,294	1,433,081
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	2,287	1,675,525
Sysco Corp.	26,072	2,116,525
Target Corp.	12,734	2,256,592
		6,048,642

Containers and Packaging — 0.3%
Ball Corp.	16,687	1,124,036
Distributors — 0.4%
LKQ Corp.	27,256	1,455,743
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	61,585	2,584,107
Electric Utilities — 0.8%
NextEra Energy, Inc.	47,654	3,045,567
Electrical Equipment — 0.8%
Eaton Corp. PLC	8,599	2,688,735
Generac Holdings, Inc.(1)	1,878	236,891
		2,925,626
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	9,316	2,382,847
Keysight Technologies, Inc.(1)	13,324	2,083,607
		4,466,454
Energy Equipment and Services — 0.7%
Schlumberger NV	49,483	2,712,163
Entertainment — 0.6%
Electronic Arts, Inc.	5,770	765,506
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,451	291,986
Walt Disney Co.	9,761	1,194,356
		2,251,848
Financial Services — 1.8%
Block, Inc.(1)	6,073	513,654
Mastercard, Inc., Class A	4,543	2,187,773
Visa, Inc., Class A	14,633	4,083,778
		6,785,205
Food Products — 0.4%
Mondelez International, Inc., Class A	21,985	1,538,950
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	16,808	1,294,048
Union Pacific Corp.	8,321	2,046,383
		3,340,431
Health Care Equipment and Supplies — 0.5%
Dexcom, Inc.(1)	3,117	432,328
Intuitive Surgical, Inc.(1)	3,405	1,358,901
		1,791,229
Health Care Providers and Services — 1.7%
Cigna Group	7,116	2,584,460
UnitedHealth Group, Inc.	7,854	3,885,374
		6,469,834
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	3,559	587,093
Chipotle Mexican Grill, Inc.(1)	224	651,116
Starbucks Corp.	14,070	1,285,857
		2,524,066
Household Products — 0.7%
Colgate-Palmolive Co.	7,307	657,996
Procter & Gamble Co.	12,029	1,951,705
		2,609,701
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	8,014	1,644,874
Industrial REITs — 1.0%
Prologis, Inc.	29,024	3,779,505

Insurance — 1.4%
Marsh & McLennan Cos., Inc.	6,859	1,412,817
MetLife, Inc.	15,634	1,158,636
Progressive Corp.	7,375	1,525,297
Prudential Financial, Inc.	10,285	1,207,459
		5,304,209
Interactive Media and Services — 4.0%
Alphabet, Inc., Class A(1)	61,940	9,348,604
Meta Platforms, Inc., Class A	11,501	5,584,656
		14,933,260
IT Services — 1.2%
Accenture PLC, Class A	6,874	2,382,597
International Business Machines Corp.	12,098	2,310,234
		4,692,831
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	16,592	2,414,302
Danaher Corp.	11,490	2,869,283
Thermo Fisher Scientific, Inc.	3,496	2,031,910
		7,315,495
Machinery — 1.6%
Cummins, Inc.	6,120	1,803,258
Deere & Co.	2,644	1,085,997
Parker-Hannifin Corp.	2,952	1,640,692
Xylem, Inc.	10,668	1,378,732
		5,908,679
Oil, Gas and Consumable Fuels — 1.6%
ConocoPhillips	26,369	3,356,246
EOG Resources, Inc.	21,032	2,688,731
		6,044,977
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	18,509	1,003,743
Eli Lilly & Co.	1,977	1,538,027
Merck & Co., Inc.	19,710	2,600,734
Novo Nordisk AS, Class B	14,026	1,799,162
Zoetis, Inc.	8,579	1,451,653
		8,393,319
Semiconductors and Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	19,868	3,585,975
Analog Devices, Inc.	11,077	2,190,920
Applied Materials, Inc.	10,766	2,220,272
ASML Holding NV	1,136	1,101,308
Broadcom, Inc.	789	1,045,748
NVIDIA Corp.	13,826	12,492,621
		22,636,844
Software — 7.5%
Adobe, Inc.(1)	1,203	607,034
Cadence Design Systems, Inc.(1)	7,224	2,248,687
Crowdstrike Holdings, Inc., Class A(1)	1,382	443,055
Microsoft Corp.	48,843	20,549,227
Salesforce, Inc.	9,491	2,858,499
ServiceNow, Inc.(1)	815	621,356
Workday, Inc., Class A(1)	2,996	817,159
		28,145,017
Specialized REITs — 0.4%
Equinix, Inc.	1,687	1,392,332

Specialty Retail — 2.2%
CarMax, Inc.(1)	9,661	841,570
Home Depot, Inc.	10,379	3,981,384
TJX Cos., Inc.	23,059	2,338,644
Tractor Supply Co.	4,819	1,261,229
		8,422,827
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	55,965	9,596,878
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	1,234	1,161,515
TOTAL COMMON STOCKS (Cost $152,706,675)		232,940,345
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FHLMC, VRN, 5.68%, (1-year RFUCC plus 1.86%), 7/1/36	2,435	2,501
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	5,562	5,707
FHLMC, VRN, 5.96%, (1-year H15T1Y plus 2.26%), 4/1/37	8,202	8,412
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	2,238	2,242
FHLMC, VRN, 7.33%, (1-year RFUCC plus 1.63%), 1/1/44	7,197	7,375
FHLMC, VRN, 5.52%, (1-year RFUCC plus 1.60%), 6/1/45	9,751	9,973
FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	25,492	26,105
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	21,653	21,859
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	3,683	3,747
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	3,377	3,434
FNMA, VRN, 6.01%, (1-year H15T1Y plus 2.15%), 3/1/38	9,081	9,335
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	19,985	19,012
		119,702
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.5%
FHLMC, 2.00%, 6/1/36	699,328	624,400
FHLMC, 3.50%, 2/1/49	874,678	796,791
FHLMC, 3.00%, 1/1/50	581,921	503,716
FHLMC, 3.50%, 5/1/50	109,728	99,619
FHLMC, 2.50%, 5/1/51	692,966	577,154
FHLMC, 3.50%, 5/1/51	478,661	433,577
FHLMC, 3.00%, 7/1/51	332,686	289,220
FHLMC, 2.00%, 8/1/51	597,354	476,394
FHLMC, 2.50%, 8/1/51	902,904	748,921
FHLMC, 2.50%, 10/1/51	299,251	251,939
FHLMC, 3.00%, 12/1/51	490,865	423,588
FHLMC, 3.00%, 2/1/52	323,588	280,617
FHLMC, 3.50%, 5/1/52	430,672	390,773
FHLMC, 4.00%, 5/1/52	535,382	496,808
FHLMC, 4.00%, 5/1/52	470,163	439,928
FHLMC, 3.00%, 6/1/52	246,846	214,609
FHLMC, 4.00%, 6/1/52	1,258,498	1,177,973
FHLMC, 5.00%, 7/1/52	244,338	241,227
FHLMC, 4.50%, 8/1/52	148,793	143,463
FHLMC, 4.50%, 10/1/52	960,806	915,269
FHLMC, 4.50%, 10/1/52	606,511	577,746
FHLMC, 5.50%, 11/1/52	153,882	153,676
FHLMC, 6.00%, 11/1/52	1,133,413	1,150,367
FHLMC, 5.50%, 12/1/52	183,890	183,546
FHLMC, 6.00%, 1/1/53	653,964	662,211
FHLMC, 6.50%, 11/1/53	668,529	684,277
FNMA, 2.00%, 5/1/36	297,639	266,303

FNMA, 2.00%, 11/1/36	1,095,586	977,132
FNMA, 2.50%, 12/1/36	761,478	697,132
FNMA, 2.00%, 1/1/37	410,729	366,335
FNMA, 4.50%, 9/1/41	11,193	10,982
FNMA, 3.50%, 5/1/42	126,417	116,489
FNMA, 3.50%, 6/1/42	30,516	28,112
FNMA, 3.00%, 2/1/50	108,131	94,222
FNMA, 2.50%, 6/1/50	589,134	491,831
FNMA, 2.50%, 10/1/50	796,694	660,902
FNMA, 2.50%, 12/1/50	216,087	179,050
FNMA, 2.50%, 2/1/51	932,108	777,889
FNMA, 2.00%, 3/1/51	138,139	110,030
FNMA, 3.00%, 6/1/51	49,645	43,680
FNMA, 2.50%, 12/1/51	654,494	546,745
FNMA, 2.50%, 2/1/52	220,202	183,336
FNMA, 3.00%, 2/1/52	910,448	789,674
FNMA, 3.00%, 2/1/52	466,816	404,888
FNMA, 2.00%, 3/1/52	1,064,277	852,728
FNMA, 2.50%, 3/1/52	475,304	398,558
FNMA, 3.00%, 3/1/52	547,188	478,174
FNMA, 3.00%, 4/1/52	192,443	166,880
FNMA, 3.50%, 4/1/52	254,448	227,856
FNMA, 4.00%, 4/1/52	520,767	485,559
FNMA, 4.00%, 4/1/52	273,199	255,726
FNMA, 4.00%, 4/1/52	169,292	157,295
FNMA, 3.00%, 5/1/52	392,293	344,136
FNMA, 3.50%, 5/1/52	828,235	744,423
FNMA, 3.50%, 5/1/52	777,651	709,349
FNMA, 3.50%, 5/1/52	717,221	642,569
FNMA, 4.00%, 5/1/52	1,147,820	1,064,107
FNMA, 3.00%, 6/1/52	173,461	152,167
FNMA, 3.50%, 6/1/52	610,869	556,421
FNMA, 4.50%, 7/1/52	529,016	503,951
FNMA, 5.00%, 8/1/52	1,245,026	1,216,512
FNMA, 4.50%, 9/1/52	324,042	312,815
FNMA, 5.00%, 9/1/52	372,438	367,698
FNMA, 5.50%, 10/1/52	597,131	595,568
FNMA, 5.50%, 1/1/53	1,028,330	1,027,060
FNMA, 6.50%, 1/1/53	1,042,305	1,066,460
FNMA, 6.00%, 9/1/53	957,656	968,709
FNMA, 6.00%, 9/1/53	621,966	630,513
GNMA, 6.00%, TBA	702,000	708,245
GNMA, 6.50%, TBA	696,000	707,713
GNMA, 7.00%, 4/20/26	1,006	1,028
GNMA, 7.50%, 8/15/26	934	937
GNMA, 6.50%, 5/15/28	464	474
GNMA, 6.50%, 5/15/28	111	114
GNMA, 7.00%, 5/15/31	5,507	5,666
GNMA, 4.50%, 1/15/40	10,637	10,461
GNMA, 4.50%, 6/15/41	17,945	17,602
GNMA, 3.00%, 5/20/50	200,694	177,344
GNMA, 3.00%, 7/20/50	530,509	468,785
GNMA, 2.00%, 10/20/50	1,627,983	1,335,798
GNMA, 2.50%, 11/20/50	659,320	555,255
GNMA, 2.50%, 2/20/51	627,408	535,591

GNMA, 3.50%, 6/20/51	493,587	451,738
GNMA, 3.00%, 7/20/51	502,218	443,063
GNMA, 2.50%, 9/20/51	408,278	348,144
GNMA, 2.50%, 12/20/51	665,625	567,308
GNMA, 4.00%, 9/20/52	1,422,182	1,331,045
GNMA, 4.50%, 9/20/52	1,360,697	1,308,586
GNMA, 4.50%, 10/20/52	1,110,760	1,068,164
GNMA, 5.00%, 4/20/53	605,630	595,568
GNMA, 5.50%, 4/20/53	787,220	787,009
UMBS, 5.00%, TBA	2,177,000	2,124,359
		47,157,772
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $48,733,323)		47,277,474
U.S. TREASURY SECURITIES — 11.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	108,730
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	459,531
U.S. Treasury Bonds, 4.375%, 11/15/39	200,000	201,828
U.S. Treasury Bonds, 4.625%, 2/15/40	400,000	414,594
U.S. Treasury Bonds, 3.75%, 8/15/41	300,000	276,258
U.S. Treasury Bonds, 2.375%, 2/15/42	1,000,000	744,102
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	163,766
U.S. Treasury Bonds, 3.25%, 5/15/42	800,000	680,281
U.S. Treasury Bonds, 3.375%, 8/15/42	400,000	345,633
U.S. Treasury Bonds, 4.00%, 11/15/42	400,000	376,906
U.S. Treasury Bonds, 3.875%, 2/15/43	200,000	184,945
U.S. Treasury Bonds, 2.875%, 5/15/43	200,000	158,988
U.S. Treasury Bonds, 3.875%, 5/15/43	700,000	646,270
U.S. Treasury Bonds, 4.375%, 8/15/43	1,000,000	988,438
U.S. Treasury Bonds, 3.75%, 11/15/43	200,000	180,981
U.S. Treasury Bonds, 4.75%, 11/15/43	1,910,000	1,981,923
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	438,949
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	159,523
U.S. Treasury Bonds, 3.00%, 11/15/45	500,000	397,305
U.S. Treasury Bonds, 1.25%, 5/15/50	800,000	409,438
U.S. Treasury Bonds, 3.00%, 8/15/52	200,000	155,406
U.S. Treasury Bonds, 4.00%, 11/15/52	100,000	94,051
U.S. Treasury Bonds, 4.125%, 8/15/53	700,000	672,984
U.S. Treasury Bonds, 4.75%, 11/15/53	2,600,000	2,776,109
U.S. Treasury Notes, 1.00%, 12/15/24(2)	1,000,000	971,254
U.S. Treasury Notes, 0.875%, 6/30/26	100,000	92,219
U.S. Treasury Notes, 4.125%, 2/15/27	9,000,000	8,925,117
U.S. Treasury Notes, 4.25%, 3/15/27	1,300,000	1,294,109
U.S. Treasury Notes, 3.25%, 6/30/27	1,000,000	965,898
U.S. Treasury Notes, 1.875%, 2/28/29	600,000	537,645
U.S. Treasury Notes, 4.25%, 2/28/29	3,500,000	3,505,195
U.S. Treasury Notes, 4.125%, 3/31/29(3)	4,000,000	3,982,969
U.S. Treasury Notes, 2.875%, 4/30/29	300,000	281,455
U.S. Treasury Notes, 3.875%, 12/31/29	500,000	491,035
U.S. Treasury Notes, 4.875%, 10/31/30	2,200,000	2,280,438
U.S. Treasury Notes, 3.75%, 12/31/30	1,700,000	1,653,250
U.S. Treasury Notes, 4.00%, 1/31/31	2,000,000	1,974,219
U.S. Treasury Notes, 4.25%, 2/28/31	2,500,000	2,504,883
TOTAL U.S. TREASURY SECURITIES (Cost $43,027,977)		42,476,625

CORPORATE BONDS — 9.7%
Aerospace and Defense — 0.3%
BAE Systems PLC, 5.30%, 3/26/34(4)	200,000	201,078
Boeing Co., 5.15%, 5/1/30	87,000	84,216
Boeing Co., 5.81%, 5/1/50	153,000	144,900
Howmet Aerospace, Inc., 5.95%, 2/1/37	150,000	155,381
L3Harris Technologies, Inc., 5.35%, 6/1/34	170,000	170,068
Northrop Grumman Corp., 4.90%, 6/1/34	130,000	127,804
Northrop Grumman Corp., 5.15%, 5/1/40	78,000	76,571
RTX Corp., 5.375%, 2/27/53	60,000	59,221
RTX Corp., 6.40%, 3/15/54	210,000	237,790
		1,257,029
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	212,410
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	200,000	201,550
General Motors Financial Co., Inc., 5.85%, 4/6/30	130,000	132,644
General Motors Financial Co., Inc., 5.75%, 2/8/31	59,000	59,660
General Motors Financial Co., Inc., 6.10%, 1/7/34	100,000	102,719
Hyundai Capital America, 6.50%, 1/16/29(4)	50,000	52,482
Hyundai Capital America, 5.35%, 3/19/29(4)	53,000	53,222
Hyundai Capital America, 6.20%, 9/21/30(4)	93,000	97,081
Toyota Motor Credit Corp., 5.25%, 9/11/28	84,000	85,493
Toyota Motor Credit Corp., 5.55%, 11/20/30	170,000	175,967
Toyota Motor Credit Corp., 4.80%, 1/5/34	90,000	88,582
		1,261,810
Banks — 1.8%
Bank of America Corp., VRN, 5.29%, 4/25/34	470,000	468,763
Bank of America Corp., VRN, 5.47%, 1/23/35	425,000	427,931
BNP Paribas SA, VRN, 5.34%, 6/12/29(4)	250,000	251,492
BNP Paribas SA, VRN, 5.89%, 12/5/34(4)	200,000	209,219
BPCE SA, VRN, 7.00%, 10/19/34(4)	250,000	272,306
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	135,000	134,595
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	59,000	62,112
Citigroup, Inc., VRN, 3.67%, 7/24/28	205,000	194,911
Citigroup, Inc., VRN, 5.17%, 2/13/30	80,000	79,650
Citigroup, Inc., VRN, 4.41%, 3/31/31	65,000	61,979
Citigroup, Inc., VRN, 6.27%, 11/17/33	285,000	301,126
Comerica, Inc., VRN, 5.98%, 1/30/30	119,000	117,643
Danske Bank AS, VRN, 1.55%, 9/10/27(4)	200,000	182,438
Danske Bank AS, VRN, 5.71%, 3/1/30(4)	200,000	201,356
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	42,000	43,313
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29	110,000	112,656
Intesa Sanpaolo SpA, 6.625%, 6/20/33(4)	375,000	389,430
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	136,000	130,396
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	205,000	206,608
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	544,000	565,755
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	95,000	101,541
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	86,000	86,369
KeyCorp, VRN, 3.88%, 5/23/25	230,000	228,973
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28	300,000	298,850
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	85,000	87,255
Societe Generale SA, VRN, 6.07%, 1/19/35(4)	348,000	350,318
Truist Financial Corp., VRN, 7.16%, 10/30/29	203,000	216,549
U.S. Bancorp, VRN, 6.79%, 10/26/27	195,000	201,980
U.S. Bancorp, VRN, 5.78%, 6/12/29	331,000	336,871

Wells Fargo & Co., VRN, 5.39%, 4/24/34	345,000	342,973
Wells Fargo & Co., VRN, 5.56%, 7/25/34	150,000	150,644
		6,816,002
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	685,000	662,608
Keurig Dr Pepper, Inc., Series 10, 5.20%, 3/15/31	285,000	285,913
		948,521
Biotechnology — 0.2%
AbbVie, Inc., 5.05%, 3/15/34	49,000	49,630
AbbVie, Inc., 5.35%, 3/15/44	111,000	113,256
AbbVie, Inc., 5.40%, 3/15/54	64,000	65,927
Amgen, Inc., 4.05%, 8/18/29	160,000	153,844
Amgen, Inc., 5.25%, 3/2/33	173,000	174,534
Amgen, Inc., 5.65%, 3/2/53	190,000	193,739
Gilead Sciences, Inc., 5.55%, 10/15/53	95,000	98,404
		849,334
Building Products — 0.0%
Carrier Global Corp., 6.20%, 3/15/54	38,000	41,874
Capital Markets — 0.7%
ARES Capital Corp., 7.00%, 1/15/27	145,000	149,228
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	85,000	92,611
BlackRock Funding, Inc., 5.00%, 3/14/34	112,000	112,512
Blue Owl Capital Corp., 3.40%, 7/15/26	21,000	19,792
Blue Owl Capital Corp., 5.95%, 3/15/29	60,000	59,704
Charles Schwab Corp., VRN, 6.20%, 11/17/29	85,000	88,388
Charles Schwab Corp., VRN, 6.14%, 8/24/34	70,000	73,069
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	295,000	310,471
Goldman Sachs Group, Inc., VRN, 6.56%, 10/24/34	247,000	269,584
Golub Capital BDC, Inc., 7.05%, 12/5/28	119,000	121,919
Golub Capital BDC, Inc., 6.00%, 7/15/29	125,000	122,861
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	192,815
Morgan Stanley, VRN, 5.16%, 4/20/29	112,000	111,943
Morgan Stanley, VRN, 6.34%, 10/18/33	220,000	235,485
Morgan Stanley, VRN, 6.63%, 11/1/34	130,000	142,306
Nasdaq, Inc., 5.55%, 2/15/34	108,000	109,888
Northern Trust Corp., VRN, 3.375%, 5/8/32	46,000	42,899
UBS Group AG, VRN, 5.71%, 1/12/27(4)	200,000	200,689
UBS Group AG, VRN, 9.02%, 11/15/33(4)	175,000	212,501
		2,668,665
Chemicals — 0.1%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	130,000	128,694
Dow Chemical Co., 5.15%, 2/15/34	120,000	119,643
LYB International Finance III LLC, 5.50%, 3/1/34	120,000	120,270
		368,607
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	135,000	116,902
Veralto Corp., 5.45%, 9/18/33(4)	210,000	212,720
Waste Connections, Inc., 3.20%, 6/1/32	142,000	125,288
Waste Management, Inc., 4.625%, 2/15/33	100,000	97,953
		552,863
Communications Equipment — 0.1%
Cisco Systems, Inc., 4.95%, 2/26/31	280,000	282,616
Cisco Systems, Inc., 5.30%, 2/26/54	62,000	63,690
		346,306

Consumer Finance — 0.1%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(4)	205,000	209,303
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(4)	111,000	110,540
Synchrony Financial, 4.25%, 8/15/24	145,000	144,081
		463,924
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 6.00%, 1/17/34	215,000	228,901
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(3)(4)	200,000	200,383
WRKCo, Inc., 3.00%, 9/15/24	72,000	71,105
		271,488
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	85,921
Novant Health, Inc., 3.17%, 11/1/51	85,000	59,490
Pepperdine University, 3.30%, 12/1/59	105,000	73,658
President & Fellows of Harvard College, 4.61%, 2/15/35	35,000	34,924
		253,993
Diversified REITs — 0.1%
Agree LP, 2.90%, 10/1/30	160,000	137,741
Brixmor Operating Partnership LP, 5.50%, 2/15/34	85,000	83,974
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	80,000	79,356
		301,071
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.40%, 2/15/34	173,000	175,335
AT&T, Inc., 4.50%, 5/15/35	152,000	142,042
AT&T, Inc., 4.90%, 8/15/37	112,000	106,338
AT&T, Inc., 4.85%, 3/1/39	135,000	126,045
Sprint Capital Corp., 6.875%, 11/15/28	120,000	127,972
Sprint Capital Corp., 8.75%, 3/15/32	235,000	285,115
Verizon Communications, Inc., 4.81%, 3/15/39	50,000	47,236
		1,010,083
Electric Utilities — 0.8%
American Electric Power Co., Inc., 5.20%, 1/15/29	185,000	185,542
Baltimore Gas & Electric Co., 2.25%, 6/15/31	67,000	56,454
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	140,000	134,425
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	60,000	59,627
Commonwealth Edison Co., 5.30%, 2/1/53	56,000	55,207
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	46,678
Duke Energy Corp., 2.55%, 6/15/31	90,000	75,841
Duke Energy Corp., 5.00%, 8/15/52	80,000	72,493
Duke Energy Florida LLC, 1.75%, 6/15/30	140,000	116,584
Duke Energy Florida LLC, 5.875%, 11/15/33	48,000	50,747
Duke Energy Florida LLC, 3.85%, 11/15/42	80,000	65,281
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	130,671
Duke Energy Progress LLC, 4.15%, 12/1/44	125,000	104,134
Duke Energy Progress LLC, 5.35%, 3/15/53	50,000	48,911
Exelon Corp., 5.15%, 3/15/28	80,000	80,236
Exelon Corp., 5.45%, 3/15/34	56,000	56,400
Florida Power & Light Co., 2.45%, 2/3/32	154,000	129,716
Florida Power & Light Co., 4.125%, 2/1/42	69,000	60,010
Indianapolis Power & Light Co., 5.70%, 4/1/54(4)	61,000	61,206
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	96,241
MidAmerican Energy Co., 3.15%, 4/15/50	80,000	55,854
MidAmerican Energy Co., 5.85%, 9/15/54	136,000	145,231
Nevada Power Co., 6.00%, 3/15/54	36,000	38,030

NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	150,000	149,598
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	97,000	92,451
Northern States Power Co., 3.20%, 4/1/52	90,000	62,460
Northern States Power Co., 5.10%, 5/15/53	110,000	106,052
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33	63,000	65,576
Pacific Gas & Electric Co., 6.40%, 6/15/33	30,000	31,623
Pacific Gas & Electric Co., 6.95%, 3/15/34	60,000	65,729
Pacific Gas & Electric Co., 4.20%, 6/1/41	55,000	44,340
PECO Energy Co., 4.375%, 8/15/52	130,000	113,067
PPL Electric Utilities Corp., 4.85%, 2/15/34	52,000	51,158
Public Service Co. of Colorado, 1.875%, 6/15/31	118,000	95,492
Union Electric Co., 5.45%, 3/15/53	90,000	89,413
Union Electric Co., 5.25%, 1/15/54	60,000	57,716
		2,950,194
Entertainment — 0.0%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	47,000	46,074
Warnermedia Holdings, Inc., 3.79%, 3/15/25	37,000	36,322
Warnermedia Holdings, Inc., 5.14%, 3/15/52	90,000	74,758
		157,154
Financial Services — 0.2%
Corebridge Financial, Inc., 3.90%, 4/5/32	155,000	139,563
Corebridge Financial, Inc., 5.75%, 1/15/34	135,000	137,824
Corebridge Global Funding, 5.20%, 1/12/29(4)	145,000	145,262
GE Capital Funding LLC, 4.55%, 5/15/32	200,000	194,123
		616,772
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(4)	197,000	156,541
Kraft Heinz Foods Co., 5.00%, 6/4/42	120,000	112,725
Mars, Inc., 4.75%, 4/20/33(4)	156,000	153,123
Mars, Inc., 3.875%, 4/1/39(4)	45,000	38,995
Mondelez International, Inc., 2.625%, 3/17/27	120,000	112,419
Nestle Holdings, Inc., 4.85%, 3/14/33(4)	150,000	151,421
		725,224
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(4)	200,000	202,352
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	115,000	98,275
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	50,399
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	66,000	65,474
Union Pacific Corp., 3.55%, 8/15/39	190,000	159,305
United Rentals North America, Inc., 6.00%, 12/15/29(4)	65,000	65,502
		641,307
Health Care Equipment and Supplies — 0.1%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	140,000	142,614
Stryker Corp., 4.85%, 12/8/28	262,000	262,209
		404,823
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	190,000	168,680
Centene Corp., 4.625%, 12/15/29	85,000	80,758
Centene Corp., 3.375%, 2/15/30	136,000	120,438
Cigna Group, 5.60%, 2/15/54	64,000	64,285
CVS Health Corp., 5.625%, 2/21/53	100,000	98,275
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	25,087
HCA, Inc., 5.20%, 6/1/28	70,000	70,228
HCA, Inc., 5.45%, 4/1/31	84,000	84,467
HCA, Inc., 5.60%, 4/1/34	315,000	317,299

HCA, Inc., 5.90%, 6/1/53	130,000	130,821
Humana, Inc., 5.75%, 4/15/54	90,000	90,651
IQVIA, Inc., 6.25%, 2/1/29	179,000	186,007
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	72,861
UnitedHealth Group, Inc., 5.05%, 4/15/53	215,000	208,968
Universal Health Services, Inc., 1.65%, 9/1/26	147,000	134,013
		1,852,838
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	80,000	70,168
Marriott International, Inc., 5.30%, 5/15/34	120,000	118,734
Starbucks Corp., 2.55%, 11/15/30	195,000	169,115
		358,017
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	150,000	125,284
Procter & Gamble Co., 4.55%, 1/29/34	212,000	210,942
		336,226
Industrial Conglomerates — 0.0%
Honeywell International, Inc., 5.25%, 3/1/54	120,000	121,195
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	70,000	73,027
Insurance — 0.1%
Athene Holding Ltd., 6.25%, 4/1/54	102,000	103,640
Chubb INA Holdings, Inc., 5.00%, 3/15/34	150,000	150,599
MetLife, Inc., 5.375%, 7/15/33	81,000	82,728
		336,967
IT Services — 0.1%
Black Knight InfoServ LLC, 3.625%, 9/1/28(4)	390,000	369,339
Kyndryl Holdings, Inc., 6.35%, 2/20/34	137,000	140,697
		510,036
Machinery — 0.2%
AGCO Corp., 5.80%, 3/21/34	121,000	122,566
Ingersoll Rand, Inc., 5.70%, 8/14/33	80,000	82,101
John Deere Capital Corp., 4.90%, 3/7/31	300,000	300,232
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	79,000	80,052
		584,951
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	145,000	143,388
Comcast Corp., 3.20%, 7/15/36	125,000	102,763
Comcast Corp., 3.75%, 4/1/40	125,000	103,964
Comcast Corp., 2.94%, 11/1/56	180,000	113,428
Cox Communications, Inc., 3.15%, 8/15/24(4)	37,000	36,624
Cox Communications, Inc., 5.70%, 6/15/33(4)	60,000	60,740
Fox Corp., 6.50%, 10/13/33	185,000	196,028
Paramount Global, 4.95%, 1/15/31	160,000	142,596
WPP Finance 2010, 3.75%, 9/19/24	129,000	127,709
		1,027,240
Metals and Mining — 0.1%
Glencore Funding LLC, 6.50%, 10/6/33(4)	70,000	74,917
Glencore Funding LLC, 5.63%, 4/4/34(3)(4)	60,000	60,192
Glencore Funding LLC, 5.89%, 4/4/54(3)(4)	40,000	40,562
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(4)	86,000	86,582
		262,253
Multi-Utilities — 0.1%
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	83,104
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	82,082

DTE Energy Co., 4.875%, 6/1/28	75,000	74,191
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	193,000	202,707
Sempra, 3.25%, 6/15/27	30,000	28,286
		470,370
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 6.00%, 6/13/33(4)	100,000	103,310
BP Capital Markets America, Inc., 4.99%, 4/10/34	130,000	129,882
BP Capital Markets America, Inc., 3.06%, 6/17/41	100,000	75,992
Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	83,008
Cheniere Energy, Inc., 4.625%, 10/15/28	160,000	155,182
Cheniere Energy, Inc., 5.65%, 4/15/34(4)	63,000	63,489
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(4)	150,000	155,492
Diamondback Energy, Inc., 6.25%, 3/15/33	130,000	138,656
Enbridge, Inc., 5.70%, 3/8/33	77,000	78,890
Energy Transfer LP, 5.75%, 2/15/33	121,000	123,004
Energy Transfer LP, 6.55%, 12/1/33	65,000	69,818
Energy Transfer LP, 5.55%, 5/15/34	122,000	122,448
Energy Transfer LP, 4.90%, 3/15/35	95,000	89,879
Energy Transfer LP, 6.125%, 12/15/45	60,000	60,384
EQT Corp., 3.625%, 5/15/31(4)	90,000	79,281
Equinor ASA, 3.25%, 11/18/49	70,000	51,045
Marathon Oil Corp., 5.70%, 4/1/34	140,000	140,051
Northern Natural Gas Co., 5.625%, 2/1/54(4)	65,000	66,258
Occidental Petroleum Corp., 6.625%, 9/1/30	100,000	106,056
Occidental Petroleum Corp., 6.45%, 9/15/36	60,000	64,013
ONEOK, Inc., 6.05%, 9/1/33	50,000	52,172
Ovintiv, Inc., 6.25%, 7/15/33	70,000	72,815
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	180,000	179,537
Shell International Finance BV, 2.375%, 11/7/29	120,000	106,802
Shell International Finance BV, 4.375%, 5/11/45	70,000	62,644
Targa Resources Corp., 6.50%, 3/30/34	60,000	64,504
		2,494,612
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., 5.00%, 2/14/34	102,000	101,227
Kenvue, Inc., 4.90%, 3/22/33	440,000	439,949
		541,176
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.20%, 2/22/34	306,000	310,854
Bristol-Myers Squibb Co., 5.50%, 2/22/44	63,000	64,514
Bristol-Myers Squibb Co., 5.55%, 2/22/54	165,000	169,830
Eli Lilly & Co., 4.70%, 2/9/34	125,000	124,364
Eli Lilly & Co., 5.00%, 2/9/54	89,000	88,567
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	150,000	147,764
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	95,000	94,522
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	230,000	222,274
Viatris, Inc., 4.00%, 6/22/50	28,000	19,307
		1,241,996
Retail REITs — 0.2%
Kimco Realty OP LLC, 6.40%, 3/1/34	145,000	155,310
Kite Realty Group LP, 5.50%, 3/1/34	36,000	35,786
Kite Realty Group Trust, 4.75%, 9/15/30	115,000	110,150
NNN REIT, Inc., 5.60%, 10/15/33	165,000	167,138
Realty Income Corp., 4.75%, 2/15/29	210,000	207,607
Realty Income Corp., 3.20%, 2/15/31	80,000	71,002
		746,993

Semiconductors and Semiconductor Equipment — 0.1%
KLA Corp., 4.95%, 7/15/52	125,000	120,608
Texas Instruments, Inc., 5.15%, 2/8/54	125,000	125,575
		246,183
Software — 0.1%
Microsoft Corp., 2.92%, 3/17/52	120,000	84,909
Open Text Corp., 6.90%, 12/1/27(4)	91,000	94,166
Oracle Corp., 3.85%, 7/15/36	97,000	82,750
Oracle Corp., 3.60%, 4/1/40	105,000	82,841
		344,666
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33	156,000	157,280
VICI Properties LP, 5.75%, 4/1/34	125,000	123,932
VICI Properties LP, 6.125%, 4/1/54	47,000	46,405
		327,617
Specialty Retail — 0.1%
AutoZone, Inc., 4.00%, 4/15/30	110,000	104,426
AutoZone, Inc., 6.55%, 11/1/33	84,000	91,987
Lowe's Cos., Inc., 5.625%, 4/15/53	135,000	136,498
O'Reilly Automotive, Inc., 5.75%, 11/20/26	130,000	132,173
		465,084
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	250,000	210,888
Dell International LLC/EMC Corp., 5.40%, 4/15/34	69,000	69,188
		280,076
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28	200,000	210,859
Tapestry, Inc., 7.85%, 11/27/33	76,000	82,549
		293,408
Trading Companies and Distributors — 0.0%
Aircastle Ltd., 5.25%, 8/11/25(4)	78,000	77,342
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.30%, 3/1/31	210,000	211,717
Aon North America, Inc., 5.75%, 3/1/54	100,000	102,615
		314,332
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.15%, 2/27/37	85,000	90,786
TOTAL CORPORATE BONDS (Cost $36,869,485)		36,533,336
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.56%, (1-month SOFR plus 2.23%), 2/19/38(4)	183,000	183,131
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(4)	126,563	126,084
ARES XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.38%, (3-month SOFR plus 2.06%), 1/15/29(4)	250,000	250,132
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.71%, (3-month SOFR plus 2.40%), 7/15/31(4)	221,363	222,011
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.36%, (1-month SOFR plus 1.03%), 1/18/36(4)	146,681	146,228
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.34%, (1-month SOFR plus 1.01%), 2/15/38(4)	99,559	95,763
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.09%, (1-month SOFR plus 1.76%), 2/15/38(4)	386,000	342,700
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.18%, (3-month SOFR plus 1.86%), 7/15/30(4)	125,000	124,990
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.77%, (3-month SOFR plus 2.46%), 8/14/30(4)	225,000	225,112
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(4)	126,202	126,346
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(4)	235,833	236,213

Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.98%, (3-month SOFR plus 1.66%), 11/22/33(4)	12,894	12,908
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.91%, (1-month SOFR plus 2.58%), 8/17/37(4)	216,000	217,009
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.16%, (3-month SOFR plus 1.86%), 7/18/30(4)	200,000	200,164
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.73%, (3-month SOFR plus 1.41%), 7/20/31(4)	166,430	166,514
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.89%, (1-month SOFR plus 1.56%), 10/16/36(4)	350,000	344,019
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.28%, (3-month SOFR plus 1.96%), 1/16/31(4)	175,000	175,157
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.07%, (3-month SOFR plus 1.76%), 7/19/30(4)	275,000	275,513
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(4)	250,000	250,248
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 7.66%, (1-month SOFR plus 2.34%), 5/25/38(4)	161,271	161,458
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.22%, (3-month SOFR plus 1.91%), 8/15/30(4)	350,000	350,626
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.08%, (1-month SOFR plus 2.75%), 5/19/38(4)	186,500	186,178
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.24%, (3-month SOFR plus 1.91%), 4/25/31(4)	275,000	275,147
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.13%, (3-month SOFR plus 1.83%), 10/18/30(4)	200,000	200,102
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.56%, (3-month SOFR plus 1.24%), 7/20/30(4)	76,524	76,508
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,002,385)		4,970,261
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	478	444
Angel Oak Mortgage Trust, Series 2024-1, Class A2, 5.21%, 8/25/68(4)	221,360	216,193
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.94%, (1-month SOFR plus 2.61%), 7/25/29(4)	130,000	130,281
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 7.39%, (1-month SOFR plus 2.06%), 7/25/29(4)	40,463	40,514
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A1, 6.19%, 3/25/64(4)	250,000	249,995
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	212	196
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(4)	83,922	73,116
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(4)	88,980	72,838
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(4)	243,618	197,266
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, SEQ, 4.82%, 6/25/67(4)	174,911	170,545
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(4)	50,000	48,250
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.02%, (30-day average SOFR plus 2.70%), 10/25/33(4)	104,889	105,186
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(4)	310,000	321,763
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(4)	303,213	277,356
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(4)	69,417	58,247
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(4)	86,890	87,530
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(4)	57,973	50,794
JP Morgan Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.92%, 6/25/54(4)	193,000	193,000
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(4)	213,927	183,747
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 6.19%, (1-month SOFR plus 0.86%), 5/25/55(4)	216,667	216,910
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.53%, 3/25/53(4)	97,876	94,380
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.52%, 4/25/53(4)	174,552	167,989
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(4)	225,000	224,998
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, VRN, 6.31%, 3/25/54(4)	275,000	274,995
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(4)	5,650	4,908
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(4)	156,000	143,560
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(4)	79,753	67,107
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(4)	65,290	58,199
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(4)	78,348	69,860
		3,800,167
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(4)	122,522	123,468
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24	20,447	20,475

FNMA, Series 2017-C03, Class 1M2C, VRN, 8.43%, (30-day average SOFR plus 3.11%), 10/25/29	40,000	41,303
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	3,369,075	423,803
		609,049
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,497,363)		4,409,216
ASSET-BACKED SECURITIES — 1.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(4)	226,000	202,252
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(4)	224,110	197,586
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(4)	79,696	73,583
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(4)	443,146	384,453
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(4)	611,577	553,116
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(4)	330,172	303,707
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(4)	275,000	274,710
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(4)	414,000	375,794
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	66,646	60,843
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(4)	164,303	135,446
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(4)	267,051	238,150
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(4)	550,000	463,230
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(4)	345,838	345,719
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(4)	42,391	40,121
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	25,504	25,070
TOTAL ASSET-BACKED SECURITIES (Cost $4,042,468)		3,673,780
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	796,171
FNMA, 0.75%, 10/8/27	600,000	529,133
FNMA, 0.875%, 8/5/30	800,000	648,114
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	82,577
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,166,130)		2,055,995
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	200,000	140,033
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	71,709
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	189,906
Houston GO, 3.96%, 3/1/47	25,000	21,697
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	27,061
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	154,294
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	20,192
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	98,947
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	76,607
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	39,065
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	69,093
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	26,734
State of California GO, 4.60%, 4/1/38	120,000	116,086
State of California GO, 7.60%, 11/1/40	20,000	24,751
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	20,000	20,341
University of California Rev., 3.07%, 5/15/51	70,000	50,775
TOTAL MUNICIPAL SECURITIES (Cost $1,404,195)		1,147,291
AFFILIATED FUNDS — 0.2%
American Century Emerging Markets Bond ETF(5) (Cost $780,675)	21,000	815,109
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(4)	179,280	156,039
BX Trust, Series 2018-GW, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/35(4)	201,000	200,324

BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(4)		438,000	428,363
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $815,125)			784,726
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		70,000	67,417
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(6)	EUR	650,000	542,326
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $607,024)			609,743
EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (Cost $236,857)		512	267,812
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,966,601)		5,966,601	5,966,601
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $306,856,283)			383,928,314
OTHER ASSETS AND LIABILITIES — (1.8)%			(6,926,219)
TOTAL NET ASSETS — 100.0%			$377,002,095

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,378	USD	9,129	Bank of America N.A.	6/20/24	$(62)
EUR	22,112	USD	24,010	Bank of America N.A.	6/28/24	(71)
USD	540,395	EUR	491,765	Morgan Stanley	6/20/24	8,179
USD	323,152	EUR	297,180	Bank of America N.A.	6/28/24	1,417
USD	323,069	EUR	297,179	JPMorgan Chase Bank N.A.	6/28/24	1,333
USD	323,241	EUR	297,180	Morgan Stanley	6/28/24	1,506
						$12,302

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1	June 2024	$204,484	$(41)
U.S. Treasury 5-Year Notes	41	June 2024	4,387,641	(1,361)
U.S. Treasury 10-Year Notes	11	June 2024	1,218,766	(4,316)
U.S. Treasury Long Bonds	7	June 2024	843,062	1,705
U.S. Treasury Ultra Bonds	5	June 2024	645,000	(3,072)
			$7,298,953	$(7,085)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	13	June 2024	$1,489,922	$(7,713)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $503,110.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,101,016, which represented 5.1% of total net assets.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$230,039,875	$2,900,470	—
U.S. Government Agency Mortgage-Backed Securities	—	47,277,474	—
U.S. Treasury Securities	—	42,476,625	—
Corporate Bonds	—	36,533,336	—
Collateralized Loan Obligations	—	4,970,261	—
Collateralized Mortgage Obligations	—	4,409,216	—
Asset-Backed Securities	—	3,673,780	—
U.S. Government Agency Securities	—	2,055,995	—
Municipal Securities	—	1,147,291	—
Affiliated Funds	815,109	—	—
Commercial Mortgage-Backed Securities	—	784,726	—
Sovereign Governments and Agencies	—	609,743	—
Exchange-Traded Funds	267,812	—	—
Short-Term Investments	5,966,601	—	—
	$237,089,397	$146,838,917	—
Other Financial Instruments
Futures Contracts	$1,705	—	—
Forward Foreign Currency Exchange Contracts	—	$12,435	—
	$1,705	$12,435	—

Liabilities
Other Financial Instruments
Futures Contracts	$16,503	—	—
Forward Foreign Currency Exchange Contracts	—	$133	—
	$16,503	$133	—

3. Investments in Affiliated Funds

A summary of transactions for each affiliated fund for the period ended March 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Emerging Markets Bond ETF	$802	—	—	$13	$815	21	—	$7
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.